Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Net Revenues by Product Segment

Net revenues by product segment:

In millions of U.S. dollars	December 31, 2013	December 31, 2012	December 31, 2011
Sense & Power and Automotive Products (SP&A)	4,775	4,622	5,120
Embedded Processing Solutions (EPS)	3,269	3,826	4,566
Others(1)	38	45	49
Total consolidated net revenues	8,082	8,493	9,735

(1)	Includes revenues from sales of Subsystems, sales of materials and other products not allocated to product segments.

Net Revenues by Product Segment and by Product Lines

Net revenues by product segment and by product line :

	December 31, 2013	December 31, 2012	December 31, 2011
In millions of U.S. dollars
Automotive (APG)	1,668	1,554	1,678
Industrial & Power Discrete (IPD)	1,801	1,747	2,104
Analog & MEMS (AMS)	1,306	1,320	1,335
Other SP&A	—	1	3
Sense & Power and Automotive Products (SP&A)	4,775	4,622	5,120
Digital Convergence Group (DCG)	735	888	1,084
Imaging, Bi-CMOS ASIC and Silicon Photonics (IBP)	462	437	722
Microcontrollers, Memory & Security (MMS)	1,367	1,147	1,175
Wireless (WPS)	704	1,345	1,552
Other EPS	1	9	33
Embedded Processing Solutions (EPS)	3,269	3,826	4,566
Others	38	45	49
Total consolidated net revenues	8,082	8,493	9,735

Operating Income (Loss) by Product Segment

Operating income (loss) by product segment:

In millions of U.S. dollars	December 31, 2013	December 31, 2012	December 31, 2011
Sense & Power and Automotive Products (SP&A)	270	409	757
Embedded Processing Solutions (EPS)	(399)	(883)	(489)
Total operating income (loss) of product segments	(129)	(474)	268
Others (1)	(336)	(1,607)	(222)
Total consolidated operating income (loss)	(465)	(2,081)	46

(1)	Operating loss of “Others” includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs of certain manufacturing facilities, certain one-time corporate items such as the 2012 NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.

Reconciliation of Operating Income (Loss) of Segments to Total Operating Income (Loss)

Reconciliation of operating income (loss) of segments to the total operating income (loss):

In millions of U.S. dollars	December 31, 2013	December 31, 2012	December 31, 2011
Total operating income (loss) of product segments	(129)	(474)	268
Strategic and other research and development programs	(15)	(12)	(13)
Phase-out and start-up costs	(5)	—	(8)
Impairment, restructuring charges and other related closure costs	(292)	(1,376)	(75)
Unused capacity charges	(32)	(172)	(149)
NXP arbitration award	—	(54)	—
Other non-allocated provisions(1)	8	7	23
Total operating loss Others	(336)	(1,607)	(222)
Total consolidated operating income (loss)	(465)	(2,081)	46

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.

Net Revenues

Net revenues

In millions of U.S. dollars	December 31, 2013	December 31, 2012	December 31, 2011
The Netherlands	1,860	1,524	1,928
France	289	189	172
Italy	78	131	157
USA	1,041	1,014	1,120
Singapore	3,860	3,784	4,945
Japan	420	418	497
Other countries	534	1,433	916

Total	8,082	8,493	9,735

Property, Plant & Equipment

Property, plant and equipment

In millions of U.S. dollars	December 31, 2013	December 31, 2012
The Netherlands	333	241
France	1,063	1,222
Italy	690	716
Other European countries	131	169
USA	17	18
Singapore	341	441
Malaysia	195	238
Other countries	386	436

Total	3,156	3,481